Deposits	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposits
Deposits

Deposits at December 31, 2019 and 2018, consisted of the following:

	2019	2018
	(Dollars in thousands)
Demand deposits, noninterest-bearing	$259,269	$360,329
Checking accounts	55,606	52,721
Money market deposits	232,115	208,335
Savings deposits	105,554	131,127
Time deposits of $250,000 or more	123,787	59,455
Other time deposits	432,260	279,512
Brokered time deposits	130,628	92,394
Total deposits	$1,339,219	$1,183,873

Scheduled maturities of certificates of deposit at December 31, 2019 are as follows:

Years Ending December 31,	(Dollars in thousands)
2020	$534,185
2021	141,210
2022	7,718
2023	2,483
2024	1,065
Thereafter	14
Total	$686,675